Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	530,497,193
Exercised during the year, Number	536,000	131,000	402,000
Common shares issued on the redemption of deferred share units			72,000
Capital stock outstanding, Shares, Ending Balance	536,733,733	530,497,193
Common Stock, Amount [Roll Forward]
Exercise of stock options	$ 4	$ 1	$ 3
Stock-based compensation	49	60	60
Income tax deficiency from share-based compensation		(1)	(1)
Employee share purchase plan	$ 4	$ 4	$ 1
Capital Stock and Additional Paid-In Capital [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	530,497,000	521,172,000	528,802,000
Exercised during the year, Number	536,000	131,000	402,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	7,258,000	8,689,000	4,320,000
Stock Repurchased and Retired During Period, Shares	(1,992,000)		(12,607,000)
Common shares issued for employee share purchase plan	435,000	505,000	183,000
Capital stock outstanding, Shares, Ending Balance	536,734,000	530,497,000	521,172,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ (2,512)	$ (2,448)	$ (2,444)
Exercise of stock options	4	1	3
Stock-based compensation	49	60	60
Income tax deficiency from share-based compensation		(1)	(1)
Income tax benefit from share-based compensation		(1)
Share repurchases	(9)		(59)
Employee share purchase plan	4	4	1
Capital stock outstanding, Value, Ending Balance	$ (2,560)	$ (2,512)	$ (2,448)